Deferred Initial Public Offering Expense	12 Months Ended
Dec. 31, 2023
Deferred Initial Public Offering Expense [Abstract]
DEFERRED INITIAL PUBLIC OFFERING EXPENSE
9	DEFERRED INITIAL PUBLIC OFFERING EXPENSE

Initial public offering expense directly attributable to offering of securities are deferred and would be charged against the gross proceeds of the offering, as a reduction in share capital. As of December 31, 2022, the Company capitalized deferred initial public offering expenses of RM 6,564,162.

As of December 31, 2023, the capitalized deferred initial public offering expenses have been offset against the offering proceeds after the closing of the initial public offering in April 2023.